Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

20    Commitments and contingencies

             a) In connection with the Girardin Act tax—advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from VNC, associated with the Girardin Act lease financing. We also committed that assets associated with the Girardin Act lease financing would be substantially complete by December 31, 2011. In light of the delay in the start-up of the VNC processing facilities, we have proposed an extension to the previously agreed substantial completion date of December 31, 2011 to December 31, 2012. The French Government and tax investors have been briefed on this request and a formal request for extension has been submitted to them. We believe the likelihood of the guarantee being called upon to be remote.

             Sumic Nickel Netherlands B.V. ("Sumic"), a 21% stockholder of VNC, has a put option to sell to us 25%, 50%, or 100% of the shares they own of VNC if the defined cost of the initial nickel cobalt development project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, in the form of Girardin Act lease financing, shareholder loans and equity contributions by shareholders to VNC, exceeded US$4.6 billion and an agreement cannot be reached on how to proceed with the project. On May 27, 2010 the threshold was reached. The put option discussion and decision period was stayed to January 1, 2012. We are currently in discussions with Sumic on their continued participation in VNC, and expect to reach a resolution during the second or third quarter of 2012 following a prescribed process which occurs over a five month period.

             In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$465 million that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, community service commitments and import and export duties.

             b) We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

             The provision for contingencies and the related judicial deposits is as follows:

	As of December 31,
	2011		2010
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	751	895	748	874
Civil claims	248	151	510	410
Tax—related actions	654	413	746	442
Others	33	5	39	5

	1,686	1,464	2,043	1,731

             Labor and social security related actions principally comprise of claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

             Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

             Tax related actions principally comprise of challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

             Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing party.

             Contingencies settled during the year ended December 31, 2011, December 31, 2010 and December 31, 2009, totaled US$658, US$352 and US$236, respectively. Provisions recognized in the year ended December 31, 2011, December 31, 2010 and December 31, 2009, totaled US$526, US$112 and US$294, respectively, classified as other operating expenses.

             In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$ 22,449 at December 31, 2011, and for which no provision has been made (December 31, 2010—US$4,787). The increase in the values of reasonably possible tax contingencies refers mainly to tax assessments against us for regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

             c) At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

             A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index (IGP-M), as set forth in the Issue Deed. In December 31, 2011 the total amount of these debentures was US$ 1,336 (US$ 1,284 in December 31, 2010).

             The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

             During 2011 we paid remuneration on these debentures of US$ 14.

d)    Description of Leasing Arrangements

             Part of our railroad operations include leased facilities. The 30-year lease is renewable for a further 30 years and expires in August, 2026 and is classified as an operating lease. At the end of the lease term, we are required to return the concession and the leased assets. In most cases, management expects that in the normal course of business, leases will be renewed.

             The following is a schedule by year of future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2011.

2012	87
2013	87
2014	87
2015	87
2016 thereafter	955

Total minimum payments required	1,303

             The total expenses of operating leases for the years ended December 31, 2011, 2010 and 2009 were US$87, US$90 and US$80, respectively.

             During 2008, we entered into operating lease agreements with our joint ventures Nibrasco, Itabrasco and Kobrasco, under which we leased four pellet plants. The lease terms are from 5 to 30 years.

             The following is a schedule by year of future minimum rental payments required under the pellet plants operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2011:

2012	66
2013	58
2014	23
2015	23
2016 thereafter	64

Total minimum payments required	234

             The total expenses of operating leases for the years ended December 31, 2011, 2010 and 2009 were US$66, US$107 and US$114, respectively.

e)    Asset retirement obligations

             We use various judgments and assumptions when measuring our asset retirement obligations.

             Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

             The changes in the provisions for asset retirement obligations are as follows:

	Year ended as of December 31,
	2011	2010	2009
Beginning of period	1,368	1,116	887
Accretion expense	125	113	75
Liabilities settled in the current period	(57)	(45)	(46)
Revisions in estimated cash flows	420	125	(23)
Cumulative translation adjustment	(86)	59	223

End of period	1,770	1,368	1,116

Current liabilities	73	75	89
Non-current liabilities	1,697	1,293	1,027

Total	1,770	1,368	1,116